UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06179
                                                     ---------

             FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
             ------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                            ------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

             Date of reporting period: JULY 1, 2007 - JUNE 30, 2008
                                       ----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), TO file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008



REGISTRANT NAME:
INVESTMENT COMPANY ACT FILE NUMBER:
REPORTING PERIOD:
REGISTRANT  ADDRESS:
NAME OF SERIES (AS APPLICABLE)


Flaherty & Crumrine Preferred Income Fund Incorporated
811 - 06179
07/01/2007 - 06/30/2008
301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101







                     ISSUER OF
                     PORTFOLIO     EXCHANGE TICKER                      SHAREHOLDER                                 WHO PROPOSED
                     SECURITY      SYMBOL               CUSIP #         MEETING DATE   SUMMARY OF MATTER VOTED ON   MATTER: ISSUER
                                                                                                                    /SHAREHOLDER
------------------------------------------------------------------------------------------------------------------------------------
Tempfund Fund Inst'l Shares        BLK                  09248U619       9/7/2007       Approve directors             Issuer
------------------------------------------------------------------------------------------------------------------------------------

                FUND'S VOTE FOR
                OR AGAINST PROPOSAL,     WHETHER VOTE
WHETHER         OR ABSTAIN; FOR OR       WAS FOR OR
FUND CAST       WITHHOLD REGARDING       AGAINST
VOTE ON MATTER  ELECTION OF DIRECTORS    MANAGEMENT
-----------------------------------------------------
Yes              For                    For
-----------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED
          ----------------------------------------------------------------------

By (Signature and Title) /s/ Donald F. Crumrine
                        --------------------------------------------------------
                        Donald F. Crumrine, Director, Chairman of the Board and Chief Executive Officer
                        (Principal Executive Officer)

Date        8/6/08
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